13. Commitments and Contingency	12 Months Ended
Sep. 30, 2012
Notes
13. Commitments and Contingency

13.   Commitments and Contingency

Operating Leases

The Company leases office space in Encinitas, California; Rogers, Arkansas; Jersey City, New Jersey; and Boise, Idaho. The Encinitas lease expires on May 31, 2013. The Rogers office is leased for a term of five years, effective January 1, 2012. The Boise lease expires on October 14, 2012, and if not formally extended, will automatically renew on a month-to-month basis.  The Jersey City lease expires on June 30, 2016 and the Company has the option to lease the Jersey City offices for an additional five years. In addition to paying rent, the Company is also required to pay its pro rata share of the property’s operating expenses.  Rent expense for the year ended September 30, 2012 and 2011 was $205,638 and $121,681, respectively. Minimum future rental payments under non-cancellable operating leases with terms in excess of one year as of September 30, 2012 for the next five years and in the aggregate are:

2013	$153,090
2014	155,546
2015	158,237
2016	131,925
2017	11,608
$610,406

Licensing Fee Obligations

The Company has entered into various licensing agreements that require the Company to pay fees to the licensors on revenues earned by the Company utilizing the related license. The amounts paid on each license vary depending on the terms of the related license.